Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	2024	2023
Soybean	107,538	72,003
Corn	19,387	38,025
Bean	22,579	5,560
Cotton	17,288	31,181
Other harvests	681	2,118
Agricultural products – trainings costs	167,473	148,887
Agricultural products – fair value	14,030	3,537
Raw materials	52,039	61,260
	233,542	213,684

Schedule of Adjustment to Recoverable Value of Inventories of Agricultural Products	Adjustment realizable value of inventories of agricultural products
At June 30, 2022	(7,775)
Adjustment to recoverable value of agricultural products, net	(47,708)
Realization as cost of sales	36,918
At June 30, 2023	(18,565)
Adjustment to recoverable value of agricultural products, net	(1,091)
Realization as cost of sales	18,894
At June 30, 2024	(762)